STATUTORY FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Financial Information [Abstract]
Statutory net income (loss)	$ 33	$ 35	$ (19)
Statutory surplus, capital stock and Asset Valuation Reserve	295	225
Securities on deposit with such government or state agencies	$ 5